[LETTERHEAD OF DECHERT LLP]

November 10, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                              PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 118

Investment Company Act File No. 811-21977

Amendment No. 119

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 118 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  The Amendment relates to one new portfolio of the Trust, the PowerShares CEF Income Composite Portfolio.  We expect to receive comments on the Amendment in approximately 30-45 days and file a subsequent amendment to the Trust’s Registration Statement to incorporate all comments and exhibits.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Allison M. Fumai at (212) 698-3526.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss